Taxation - Reconciliation between the statutory EIT rate and the effective tax rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(0.37%)	(0.39%)	(0.01%)
Tax effect of tax-exempt entities	(0.53%)	(1.89%)	(4.69%)
Tax effect of expired tax attribute carryforwards	(4.03%)	(4.57%)	(0.86%)
Tax effect of preferred tax rate	(1.47%)	(7.85%)	(1.55%)
Tax effect of R&D expense additional deduction	0.97%	1.59%	0.98%
Tax effect of non-deductible interest expenses			(1.92%)
Tax effect of goodwill impairment			(3.37%)
Tax effect of non-deductible expenses	(0.54%)	(0.29%)	1.82%
Tax effect of deferred tax effect of tax rate change	1.44%	6.88%	0.13%
Changes in valuation allowance	(21.77%)	(25.22%)	(35.45%)
Effective tax rate	(1.30%)	(6.74%)	(19.92%)
Cayman Islands
Income Tax Disclosure [Line Items]
Statutory income tax rate	0.00%	0.00%	0.00%